UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Global Opportunities Fund

	Shares	Value ($)

Common Stocks 97.3%
Australia 0.8%
Austal Ltd. (Cost $2,798,771)	1,465,034	3,455,292
Austria 1.5%
IMMOEAST AG*	511,312	1,413,819
Intercell AG*	53,112	1,947,774
Wienerberger AG* (a)	166,342	2,771,549

(Cost $4,723,749)		6,133,142
Bermuda 1.3%
Lazard Ltd. "A" (Cost $3,887,334)	151,200	5,592,888
Brazil 1.0%
Diagnosticos da America SA* (Cost $4,244,313)	186,700	4,002,680

Canada 1.2%
CAE, Inc.	434,208	2,881,956
SunOpta, Inc.*	941,100	2,126,886

(Cost $14,299,462)		5,008,842
Channel Islands 0.5%
Randgold Resources Ltd. (ADR) (Cost $2,038,650)	34,200	2,124,504
China 2.9%
Minth Group Ltd.	5,010,200	4,783,902
Soho China	4,465,500	2,840,616
VanceInfo Technologies, Inc. (ADR)*	294,500	4,461,675

(Cost $6,412,769)		12,086,193
Cyprus 0.7%
Prosafe Production Public Ltd.*	597,100	1,120,272
Prosafe SE (b)	369,840	1,939,873

(Cost $5,152,869)		3,060,145
France 3.1%
Financiere Marc de Lacharriere SA (a)	50,220	2,648,406
Flamel Technologies SA (ADR)* (a)	568,691	4,521,094
JC Decaux SA* (a)	183,968	3,774,505
Meetic* (a)	67,030	2,135,270

(Cost $17,198,217)		13,079,275
Germany 8.0%
Fresenius Medical Care AG & Co. KGaA (a)	286,396	13,152,205
M.A.X. Automation AG	783,528	2,669,061
QSC AG*	444,400	1,203,466
Rational AG (a)	23,492	2,879,549
SGL Carbon SE* (a)	91,300	3,004,698
Software AG	27,437	2,053,062
United Internet AG (Registered)* (a)	523,526	6,678,322
Wincor Nixdorf AG	30,236	1,622,971

(Cost $20,229,508)		33,263,334
Gibraltar 0.4%
PartyGaming PLC* (a) (Cost $1,765,085)	421,099	1,800,768
Greece 2.0%
Alpha Bank A.E.*	252,800	3,332,920
Coca-Cola Hellenic Bottling Co. SA	106,050	2,418,448
Hellenic Exchanges SA	191,100	2,478,610

(Cost $6,816,066)		8,229,978
Hong Kong 7.9%
Inspur International Ltd.	24,525,000	4,208,779
K Wah International Holdings Ltd.	7,080,000	2,923,336
Kingboard Chemical Holdings Ltd.	1,296,470	4,131,949
Midland Holdings Ltd.	4,384,407	3,524,475
REXLot Holdings Ltd.*	52,075,000	4,636,325
Tianneng Power International Ltd.	6,076,000	2,743,982
Wing Hang Bank Ltd.	570,200	5,462,849
Xinyi Glass Holdings Co., Ltd.	5,976,000	5,220,291

(Cost $18,070,035)		32,851,986

India 0.0%
REI Agro Ltd. (Cost $45,195)	33,485	46,334
Ireland 4.5%
Anglo Irish Bank Corp., Ltd.	658,248	203,589
C&C Group PLC	1,296,082	3,777,260
FBD Holdings PLC	75,000	748,282
ICON PLC (ADR)	222,500	5,228,750
Norkom Group PLC*	834,006	1,236,256
Paddy Power PLC	149,618	3,722,500
Ryanair Holdings PLC*	927,586	4,098,472

(Cost $16,743,129)		19,015,109
Japan 6.1%
Access Co., Ltd.*	410	1,200,644
Aeon Credit Service Co., Ltd.	35,500	404,428
AEON Mall Co., Ltd.	135,000	2,853,368
C. Uyemura & Co., Ltd.	7,300	316,301
DAI-ICHI SEIKO Co., Ltd.	4,800	136,962
Daiseki Co., Ltd.	53,500	1,170,357
Hiday Hidaka Corp.	76,600	849,987
Internet Initiative Japan, Inc.	1,154	2,558,618
Nidec Corp.	72,500	5,248,349
Nitori Co., Ltd.	27,000	1,934,584
Shinko Plantech Co., Ltd.	414,200	3,401,145
So-net M3, Inc. (a)	561	1,992,032
Sumitomo Realty & Development Co., Ltd.	162,000	3,338,441

(Cost $16,865,542)		25,405,216
Netherlands 3.9%
Chicago Bridge & Iron Co. NV (NY Registered Shares)	165,000	2,301,750
Koninlijke Vopak NV (a)	56,371	3,379,334
QIAGEN NV* (a)	284,838	5,436,065
SBM Offshore NV	269,009	5,145,474

(Cost $11,798,202)		16,262,623
Singapore 1.3%
Venture Corp., Ltd. (Cost $2,964,975)	792,000	5,255,602
Spain 1.1%
Grifols SA	125,838	2,291,283
Tecnicas Reunidas SA	48,009	2,382,635

(Cost $4,795,997)		4,673,918
Switzerland 1.6%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	30,971	1,269,386
Nobel Biocare Holding AG (Registered)	60,915	1,446,706
Partners Group Holding AG	35,800	3,768,774

(Cost $4,880,992)		6,484,866
Taiwan 1.6%
Compal Electronics, Inc.	3,053,000	2,996,422
Siliconware Precision Industries Co.	2,751,434	3,698,434

(Cost $4,290,526)		6,694,856
United Arab Emirates 0.4%
Lamprell PLC (Cost $2,935,539)	914,304	1,599,846

United Kingdom 6.8%
Aegis Group PLC	1,084,019	1,493,910
ARM Holdings PLC	2,031,877	4,285,114
Ashmore Group PLC	1,208,088	4,247,997
Babcock International Group PLC	510,460	4,014,076
ICAP PLC	260,504	1,975,622
John Wood Group PLC	511,282	2,280,370
Michael Page International PLC	892,039	4,496,397
Rotork PLC	129,166	1,923,548
Serco Group PLC	580,877	3,915,266

(Cost $29,487,844)		28,632,300
United States 38.7%
Advance Auto Parts, Inc.	84,200	3,892,566
Aecom Technology Corp.*	212,487	6,884,579
Aeropostale, Inc.* (a)	102,550	3,732,820
Affiliated Managers Group, Inc.*	33,400	2,205,068
Airgas, Inc.	44,400	1,979,352
Allegheny Energy, Inc. (a)	286,900	7,232,749
Alpha Natural Resources, Inc.* (a)	122,500	4,080,475
American Eagle Outfitters, Inc.	161,800	2,328,302
AMERIGROUP Corp.* (a)	168,000	4,146,240
ANSYS, Inc.*	36,900	1,153,494
BE Aerospace, Inc.*	174,400	2,818,304
BioMarin Pharmaceutical, Inc.* (a)	81,200	1,332,492
BPZ Resources, Inc.* (a)	314,100	2,261,520
Burger King Holdings, Inc.	98,800	1,681,576
Cameron International Corp.*	52,700	1,645,821
Capella Education Co.* (a)	28,700	1,847,132
Carter's, Inc.*	161,700	4,582,578
Central European Distribution Corp.* (c)	98,800	2,836,548
Chattem, Inc.*	36,832	2,308,261
Cogent, Inc.* (a)	209,000	2,382,600
Commercial Metals Co.	127,000	2,100,580
Darling International, Inc.*	271,700	1,918,202
Deckers Outdoor Corp.*	27,800	1,879,558
Diamond Foods, Inc.	114,200	3,220,440
Dresser-Rand Group, Inc.*	176,200	5,129,182
Duff & Phelps Corp. "A"	103,300	1,872,829
EMS Technologies, Inc.*	115,100	2,532,200
EXCO Resources, Inc.*	224,426	3,083,613
FTI Consulting, Inc.* (a)	94,150	5,124,585
Green Mountain Coffee Roasters, Inc.* (a)	47,450	3,342,378
Itron, Inc.* (a)	92,400	4,820,508
Jefferies Group, Inc.* (a)	143,000	3,268,980
Joy Global, Inc.	130,000	4,833,400
Lam Research Corp.*	62,300	1,872,738
Life Technologies Corp.* (a)	97,200	4,425,516
LogMeIn, Inc.*	37,400	729,674
ManTech International Corp. "A"*	38,500	2,052,050
Martin Marietta Materials, Inc. (a)	18,900	1,626,723
Metabolix, Inc.* (a)	95,400	883,404
MiddleBrook Pharmaceuticals, Inc.* (a)	1,121,484	1,626,152
MSCI, Inc. "A"*	81,796	2,286,198
Mylan, Inc.* (a)	237,383	3,131,082
Myriad Genetics, Inc.*	35,500	973,410

NxStage Medical, Inc.*	417,500	2,312,950
Owens & Minor, Inc.	78,100	3,459,830
Owens-Illinois, Inc.*	103,800	3,522,972
Schawk, Inc.	163,200	1,181,568
Schweitzer-Mauduit International, Inc.	38,300	1,252,410
Somanetics Corp.*	208,000	2,918,240
Stericycle, Inc.* (a)	53,200	2,723,840
Thoratec Corp.* (a)	213,900	5,377,446
Ultra Petroleum Corp.*	205,100	9,049,012
Urban Outfitters, Inc.*	118,600	2,851,144
Waddell & Reed Financial, Inc. "A"	106,900	3,032,753

(Cost $126,318,029)		161,748,044

Total Common Stocks (Cost $328,762,798)		406,507,741
Securities Lending Collateral 20.2%
Daily Assets Fund Institutional, 0.39% (d) (e) (Cost $84,569,063)	84,569,063	84,569,063
Cash Equivalents 2.9%
Cash Management QP Trust, 0.27% (d) (Cost $12,219,892)	12,219,892	12,219,892
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $425,551,753) †	120.4	503,296,696
Other Assets and Liabilities, Net	(20.4)	(85,263,077)

Net Assets	100.0	418,033,619

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $431,187,131. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $72,109,565. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $121,733,049 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $49,623,484.

(a)	All or a portion of these securities were on loan .The value of all securities loaned at July 31, 2009 amounted to $81,665,585 which is 19.5% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Norway.
(c)	Security is listed in country of domicile. Significant business activities of company are in Poland.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At July 31, 2009, the DWS Global Opportunities Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Health Care	70,605,351	17.3%
Information Technology	69,375,241	17.1%
Industrials	61,724,484	15.2%
Financials	60,424,248	14.9%
Consumer Discretionary	57,905,365	14.2%
Energy	43,119,238	10.6%
Consumer Staples	21,994,757	5.4%
Materials	12,922,842	3.2%

Utilities	7,232,749	1.8%
Telecommunication Services	1,203,466	0.3%
Total	406,507,741	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments
Australia	$ —	$ 3,455,292	$ —	$ 3,455,292
Austria	—	6,133,142	—	6,133,142
Bermuda	5,592,888	—	—	5,592,888
Brazil	4,002,680	—		4,002,680
Canada	5,008,842	—	—	5,008,842
Channel Islands	2,124,504	—	—	2,124,504
China	4,461,675	7,624,518	—	12,086,193
Cyprus	—	3,060,145	—	3,060,145
France	4,521,094	8,558,181	—	13,079,275
Germany	—	33,263,334	—	33,263,334
Gibraltar	—	1,800,768	—	1,800,768
Greece	—	8,229,978	—	8,229,978
Hong Kong	—	32,851,986	—	32,851,986
India	—	46,334	—	46,334
Ireland	5,228,750	13,786,359	—	19,015,109
Japan	—	25,405,216	—	25,405,216
Netherlands	2,301,750	13,960,873	—	16,262,623
Singapore	—	5,255,602	—	5,255,602
Spain	—	4,673,918	—	4,673,918
Switzerland	—	6,484,866	—	6,484,866
Taiwan	—	6,694,856	—	6,694,856
United Arab Emirates	—	1,599,846	—	1,599,846
United Kingdom	—	28,632,300	—	28,632,300
United States	161,748,044	—	—	161,748,044
Short-Term Investments(f)	84,569,063	12,219,892	—	96,788,955
Total	$ 279,559,290	$ 223,737,406	$ —	$ 503,296,696
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009